Disclosure of detailed information about remeasurement of other long term employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Actuarial (gains)/losses arising from changes in demographic assumptions	$ (9,996)	$ 1,172
Actuarial (gains)/losses arising from changes in financial assumptions	2,809	6,761
Actuarial gains arising from experience adjustments	(3,472)	(120)
Components recognized in statements of comprehensive income	(10,659)	7,813
Total other employee future benefit cost	$ (3,266)	$ 13,994